Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Effect of Dilutive Shares

The effect of the dilutive shares for the years 2017, 2016 and 2015 is illustrated in the following table.

	2017	2016	2015

Basic weighted average shares outstanding	4,878,691	4,865,968	4,872,064
Dilutive effect of stock options	17,157	9,670	2,077

Dilutive weighted average shares outstanding	4,895,848	4,875,638	4,874,141

Net income	$3,703,548	$6,736,654	$7,588,901

Net income per share-basic	$0.76	$1.38	$1.56
Net income per share-diluted	$0.76	$1.38	$1.56